Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,982,000
Previously Paid Amount	0.00
Total Fee Amount	2,086.43
Total Offset Amount	0.00
Net Fee	2,086.43
Narrative - Max Aggregate Offering Price	$ 23,982,000
Final Prospectus	true